UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305

Form 13F File Number:  28-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404) 949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons             Atlanta, Georgia           October 30, 2012
      -----------------             ----------------           ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           43
                                         -----------

Form 13F Information Table Value Total:  $   135,184
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Advance Auto Parts Inc                   COM      00751Y106       3,768      55,050 SH       SOLE                 55,050
AETNA INC                                COM      00817Y108       3,193      80,640 SH       SOLE                 80,640
AMTRUST FINANCIAL SERVICES INC           COM      032359309       3,717     145,090 SH       SOLE                145,090
APPLE COMPUTER INC                       COM      037833100       2,762       4,140 SH       SOLE                  4,140
BANK OF AMERICA CORPORATION              COM      060505104       4,255     481,900 SH       SOLE                481,900
BAXTER INTL INC                          COM      071813109       2,256      37,430 SH       SOLE                 37,430
CA INC                                   COM      12673P105       3,070     119,140 SH       SOLE                119,140
CASH AMER INTL INC                       COM      14754D100       2,893      75,000 SH       SOLE                 75,000
CATERPILLAR INC DEL                      COM      149123101       3,405      39,580 SH       SOLE                 39,580
CELGENE CORP                             COM      151020104       3,239      42,400 SH       SOLE                 42,400
CHINA MEDIAEXPRESS HOLDINGS              COM      169442100           0       7,145 SH       SOLE                  7,145
Cisco Systems Inc                        COM      17275R102       4,630     242,450 SH       SOLE                242,450
CONOCOPHILLIPS                           COM      20825C104       2,646      46,270 SH       SOLE                 46,270
CVS CAREMARK CORPORATION                 COM      126650100       3,544      73,200 SH       SOLE                 73,200
DARDEN RESTAURANTS INC                   COM      237194105       3,496      62,700 SH       SOLE                 62,700
DR PEPPER SNAPPLE GROUP INC              COM      26138E109       2,599      58,370 SH       SOLE                 58,370
EXPRESS SCRIPT INC                       COM      30219G108       4,348      69,430 SH       SOLE                 69,430
FAMILY DOLLAR STORES                     COM      307000109       3,826      57,700 SH       SOLE                 57,700
GENERAL DYNAMICS CORP                    COM      369550108       3,136      47,430 SH       SOLE                 47,430
HCC INS HLDGS INC                        COM      404132102       2,758      81,390 SH       SOLE                 81,390
INTEL CORP                               COM      458140100       3,929     173,430 SH       SOLE                173,430
Jos. A. Bank Clothiers, Inc.             COM      480838101       2,957      61,000 SH       SOLE                 61,000
LOCKHEED MARTIN CORP                     COM      539830109       3,399      36,400 SH       SOLE                 36,400
Lowe's Companies                         COM      548661107       3,546     117,250 SH       SOLE                117,250
MASTERCARD INC CLASS A                   COM      57636Q104       4,117       9,120 SH       SOLE                  9,120
MCKESSON CORP                            COM      58155Q103       3,252      37,800 SH       SOLE                 37,800
MEDTRONIC INC                            COM      585055106       2,919      67,700 SH       SOLE                 67,700
Microsoft Corporation                    COM      594918104       4,080     137,090 SH       SOLE                137,090
NETAPP INC                               COM      64110D104       2,475      75,260 SH       SOLE                 75,260
ORACLE CORP                              COM      68389X105       4,238     134,720 SH       SOLE                134,720
PHILLIPS 66                              COM      718546104       1,327      28,615 SH       SOLE                 28,615
SENSIENT TECHNOLOGIES CORP               COM      81725T100       3,323      90,400 SH       SOLE                 90,400
STEPAN CO                                COM      858586100       1,384      14,400 SH       SOLE                 14,400
SYNNEX CORP                              COM      87162W100       3,012      92,460 SH       SOLE                 92,460
Time Warner Inc.                         COM      887317303       3,477      76,700 SH       SOLE                 76,700
UNION PAC CORP                           COM      907818108       3,576      30,130 SH       SOLE                 30,130
UnitedHealth Group Incorporated          COM      91324P102       3,115      56,220 SH       SOLE                 56,220
UNUM GROUP                               COM      91529Y106       3,069     159,680 SH       SOLE                159,680
VALEANT PHARMACEUTICALS INTL             COM      91911K102       1,219      22,050 SH       SOLE                 22,050
VIACOM INC NEW                           COM      92553P201       3,998      74,600 SH       SOLE                 74,600
WALGREEN CO                              COM      931422109       3,043      83,520 SH       SOLE                 83,520
WellPoint Inc.                           COM      94973V107       3,787      65,280 SH       SOLE                 65,280
WILEY JOHN & SONS INC                    COM      968223206       2,399      52,210 SH       SOLE                 52,210